NET PREMIUMS EARNED - Additional Information (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,860,457	S/ 2,859,739	S/ 2,613,062
Medical Assistance Services [Member] | Health insurance contract [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 483,100	S/ 464,700	S/ 420,500
Percentage of entity's revenue		86.01%	84.78%	78.44%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.